Shareholders' equity and share-based payments - Capital increase reserved for Group employees (Details) - Capital increase reserved for employees			12 Months Ended
	Apr. 26, 2017 EUR (€) EquityInstruments item € / shares shares	May 24, 2016	Dec. 31, 2017 EUR (€) shares	Jul. 26, 2017 shares
Capital increase reserved for Group employees
Period over which the Board of Directors can increase capital reserve to members of a company or group savings plan		26 months
Maximum capital increase reserved for employees (in shares)				18,000,000
Issuance of subscribed shares (in shares)	9,350,220		9,350,000
Common share par value (in Euros per shares) | € / shares	€ 2.50
Unit price of subscription shares (in Euros per share) | €	€ 38.10		€ 38.10
Issuance of shares granted as free shares (in shares)	181,970
Shares granted | EquityInstruments	10,393
Number of beneficiaries of free share grant | item	2,086
Continuous employment period for free share grant	5 years